Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.3%
Aerospace & Defense – 1.8%
BWX Technologies Inc	17,689	$1,922,794
Banks – 13.1%
Columbia Banking System Inc	99,703	2,603,245
Eastern Bankshares Inc	151,989	2,491,100
FB Financial Corp	38,947	1,827,783
Fulton Financial Corp	134,431	2,437,234
OFG Bancorp	48,404	2,174,308
Wintrust Financial Corp	22,986	2,494,670
		14,028,340
Building Products – 6.0%
Fortune Brands Home & Security Inc	26,880	2,406,566
Gibraltar Industries Inc*	34,892	2,439,998
Janus International Group Inc*	153,407	1,550,945
		6,397,509
Capital Markets – 4.3%
Lazard Inc	48,406	2,438,694
WisdomTree Investments Inc	215,852	2,156,362
		4,595,056
Chemicals – 3.0%
Innospec Inc	12,394	1,401,638
Westlake Chemical Corp	11,884	1,786,046
		3,187,684
Containers & Packaging – 4.2%
Ball Corp	36,127	2,453,385
Graphic Packaging Holding Co	68,851	2,037,301
		4,490,686
Electric Utilities – 2.7%
Alliant Energy Corp	47,206	2,864,932
Electronic Equipment, Instruments & Components – 6.3%
Arrow Electronics Inc*	12,927	1,717,094
Keysight Technologies Inc*	15,009	2,385,380
Vontier Corp	77,610	2,618,561
		6,721,035
Energy Equipment & Services – 1.8%
Oceaneering International Inc*	77,898	1,937,323
Food & Staples Retailing – 2.2%
Casey's General Stores Inc	6,410	2,408,301
Health Care Equipment & Supplies – 4.0%
Globus Medical Inc*	25,267	1,807,601
Teleflex Inc	10,048	2,485,072
		4,292,673
Health Care Providers & Services – 1.6%
Cardinal Health Inc	15,998	1,768,099
Household Durables – 1.3%
Toll Brothers Inc	9,054	1,398,752
Insurance – 4.9%
Axis Capital Holdings Ltd	36,444	2,901,307
Hartford Financial Services Group Inc	20,274	2,384,425
		5,285,732
Leisure Products – 1.5%
Brunswick Corp/DE	19,323	1,619,654
Life Sciences Tools & Services – 1.7%
Avantor Inc*	70,922	1,834,752
Machinery – 4.1%
Helios Technologies Inc	55,968	2,669,673
Lincoln Electric Holdings Inc	9,240	1,774,265
		4,443,938
Marine – 1.9%
Kirby Corp*	16,902	2,069,312
Metals & Mining – 1.7%
Commercial Metals Co	33,738	1,854,240

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.8%
HF Sinclair Corp	47,168	$2,102,278
Magnolia Oil & Gas Corp	82,399	2,012,183
		4,114,461
Professional Services – 2.1%
Robert Half International Inc	33,617	2,266,122
Real Estate Management & Development – 2.4%
Cushman & Wakefield PLC*	192,018	2,617,205
Retail Real Estate Investment Trusts (REITs) – 2.8%
Agree Realty Corp	39,375	2,966,119
Road & Rail – 1.7%
Landstar System Inc	9,466	1,787,843
Semiconductor & Semiconductor Equipment – 3.5%
Microchip Technology Inc	21,286	1,709,053
Rambus Inc*	48,226	2,036,102
		3,745,155
Software – 1.8%
Sapiens International Corp NV	52,650	1,962,266
Specialized Real Estate Investment Trusts (REITs) – 4.4%
Lamar Advertising Co	20,464	2,733,991
PotlatchDeltic Corp	43,108	1,942,015
		4,676,006
Specialty Retail – 6.4%
Academy Sports & Outdoors Inc	36,881	2,152,375
Bath & Body Works Inc	69,606	2,221,824
Boot Barn Holdings Inc*	7,722	1,291,736
Burlington Stores Inc*	4,491	1,183,289
		6,849,224
Textiles, Apparel & Luxury Goods – 1.3%
Steven Madden Ltd	29,502	1,445,303
Total Common Stocks (cost $80,472,929)		105,550,516
Repurchase Agreements – 2.0%
ING Financial Markets LLC, Joint repurchase agreement, 4.8300%, dated 9/30/24, maturing 10/1/24 to be repurchased at $2,200,295 collateralized by $2,197,818 in U.S. Treasuries 3.7500% - 4.1250%, 12/31/28 - 3/31/29 with a value of $2,244,303 (cost $2,200,000)	$2,200,000	2,200,000
Total Investments (total cost $82,672,929) – 100.3%		107,750,516
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(357,046)
Net Assets – 100%		$107,393,470

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$105,788,250	98.2%
Israel	1,962,266	1.8
Total	$107,750,516	100.0%

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$105,550,516	$-	$-
Repurchase Agreements	-	2,200,000	-
Total Assets	$105,550,516	$2,200,000	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
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